SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of property, plant and equipment, useful life
Computer and software	3 - 10 years

Schedule of intangible assets, useful life
Trade name/domain name	10 years
Non-compete agreement	4.5 years
Online platform	5 years
Customer relationship	5-10 years

Schedule of concentration of credit risk
For the year ended December 31,
Customer	2015

A	28.4%
As of December 31,
Customer	2015

A	99.9%